INSURANCE GROUP STATUTORY FINANCIAL INFORMATION (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Abstract]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 1,185
Insurance Groups statutory net income (loss)	679	$ 2,038	$ 1,664
Statutory surplus, capital stock and Asset Valuation Reserve	$ 5,278	5,895
Common Stock Dividends, Shares	10.0
Fair Value of Units Transferred	$ 245
Shareholder dividends	1,050	767	382
Securities on deposit with such government or state agencies	57
Repayments of surplus notes	200
Repayments of surplus notes from affiliates	$ 0	0	$ 825
AXA Financial | Subsidiary
Statutory Accounting Practices [Abstract]
Repayments of surplus notes from affiliates		$ 825